245 Summer Street Boston, MA 02210	Fidelity® Investments

February 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Advisor Series VIII (the trust):
Fidelity Advisor International Capital Appreciation Fund File No. 002-86711

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Fidelity Advisor International Capital Appreciation Fund, a series of the trust in connection with the proposed acquisition by Fidelity Advisor International Capital Appreciation Fund of all of the assets of Fidelity International Capital Appreciation Fund, a series of Fidelity Investment Trust (File Nos 002-90649and 811-04008) and the assumption by Fidelity Advisor International Capital Appreciation Fund of the liabilities of Fidelity International Capital Appreciation Fund, solely in exchange for shares of Fidelity Advisor International Capital Appreciation Fund (the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Notice to Shareholders, Proxy Statement and Prospectus (the “Proxy Statement”), Agreement, and Form of Proxy to be sent to shareholders of Fidelity International Capital Appreciation Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Special Meeting of Shareholders is scheduled to be held on June 11, 2025. It is expected that the Proxy Statement will be mailed to shareholders on or about April 14, 2025, more than 20 days before the meeting. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Proxy Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Proxy Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than March 20, 2025. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group